Financial Instruments Fair Value Disclosures - Summary of Contingent Consideration and Other Financial Liabilities (Detail) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Total - Contingent consideration and Other financial liabilities	€ 13,551	€ 14,679
Contingent consideration [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Opening balance Contingent consideration at 1 January	14,679	15,526
Fair value adjustment	(1,128)	(847)
Closing balance Contingent consideration at June 30	13,551	14,679
Total - Contingent consideration and Other financial liabilities	€ 13,551	€ 14,679